FORUM FUNDS

                         BROWN ADVISORY REAL ESTATE FUND
                              Institutional Shares


                     Supplement Dated December 11, 2003 to
                       Prospectus Dated December 5, 2003


On page 2 of the Prospectus, in the section captioned "Concepts to Understand," the explanation of an Equity REIT is replaced with the following:

EQUITY REIT refers to a REIT that invests the majority of its assets directly in real estate and derives its income primarily from rent.